Material accounting policies - Summary Of Estimated Useful Lives For Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Computers | Bottom of range
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Property Plant and Equipment [Line Items]
Useful lives for the current and comparative years	2 years
Computers | Top of range
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Property Plant and Equipment [Line Items]
Useful lives for the current and comparative years	3 years
Building and renovation | Bottom of range
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Property Plant and Equipment [Line Items]
Useful lives for the current and comparative years	3 years
Building and renovation | Top of range
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Property Plant and Equipment [Line Items]
Useful lives for the current and comparative years	5 years
Motor vehicles | Bottom of range
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Property Plant and Equipment [Line Items]
Useful lives for the current and comparative years	5 years
Motor vehicles | Top of range
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Property Plant and Equipment [Line Items]
Useful lives for the current and comparative years	10 years
Office and other equipment | Bottom of range
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Property Plant and Equipment [Line Items]
Useful lives for the current and comparative years	4 years
Office and other equipment | Top of range
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Property Plant and Equipment [Line Items]
Useful lives for the current and comparative years	5 years